UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2021

Item #1. Reports to Stockholders.

INDEX	Applied Finance Core Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

SEMI-ANNUAL
REPORT

For the Six Months Ended October 31, 2021 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Core Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

SEMI-ANNUAL REPORT

Applied Finance Core Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	18.94%
Health Care	16.04%
Information Technology	13.16%
Consumer Discretionary	13.01%
Consumer Staples	8.85%
Industrial	7.42%
Utilities	7.11%
Energy	2.96%
Telecommunications	2.82%
Real Estate	2.65%
Materials	2.41%
Exchange Traded Funds:
Large Cap	1.69%
Money Market Fund	0.63%
Total Investments	97.69%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of InvestmentsOctober 31, 2021 (unaudited)

		Shares	Fair Value
95.37%	COMMON STOCKS

13.01%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	10,008	$1,442,553
	Hasbro, Inc.	15,986	1,530,819
	Kohl’s Corp.	24,635	1,195,537
	Target Corp.	4,500	1,168,290
	Whirlpool Corp.	6,500	1,370,395
			6,707,594

8.85%	CONSUMER STAPLES
	The J.M. Smucker Co.	4,755	584,199
	Tyson Foods, Inc. - Class A	6,890	550,993
	Unilever, N.V.	15,804	846,778
	Walgreens Boots Alliance, Inc.	27,019	1,270,433
	Walmart, Inc.	8,748	1,307,126
			4,559,529

2.96%	ENERGY
	Chevron Corp.	13,338	1,527,068

18.94%	FINANCIALS
	Ameriprise Financial, Inc.	4,915	1,484,969
	Huntington Bancshares, Inc.	87,286	1,373,882
	JPMorgan Chase & Co.	8,098	1,375,769
	The PNC Financial Services Group, Inc.	6,348	1,339,618
	Prudential Financial, Inc.	12,281	1,351,524
	State Street Corp.	14,000	1,379,700
	The Travelers Companies, Inc.	9,064	1,458,216
			9,763,678

16.04%	HEALTH CARE
	Abbott Laborities	11,000	1,417,790
	Eli Lilly and Co.	5,500	1,401,180
	Johnson & Johnson	8,366	1,362,654

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
	Merck & Co., Inc.	17,111	$1,506,624
	Novartis AG	13,731	1,136,378
	Pfizer Inc.	33,000	1,443,420
			8,268,046

7.42%	INDUSTRIAL
	Eaton Corp. PLC	7,500	1,235,700
	Norfolk Southern Corp.	4,000	1,172,200
	Raytheon Co.	15,974	1,419,450
			3,827,350

13.16%	INFORMATION TECHNOLOGY
	Accenture PLC	4,000	1,435,160
	Broadcom, Inc.	2,012	1,069,720
	Cisco Systems, Inc.	22,848	1,278,803
	Intel Corp.	29,470	1,444,030
	Microsoft Corp.	4,700	1,558,614
			6,786,327

2.41%	MATERIALS
	LyondellBasell Industries N.V.	13,374	1,241,375

2.65%	REAL ESTATE
	Omega Healthcare Investors, Inc.	46,510	1,365,534

2.82%	TELECOMMUNICATIONS
	Verizon Communications, Inc.	27,434	1,453,728

7.11%	UTILITIES
	Public Services Enterprise Group, Inc.	15,924	1,015,951
	Sempra Energy	10,000	1,276,300
	UGI Corp.	31,666	1,374,621
			3,666,872

95.37%	TOTAL COMMON STOCKS
	(Cost: $44,849,990)		49,167,101

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
1.69%	EXCHANGE TRADED FUNDS

1.69%	LARGE CAP
	Applied Finance Valuation Large Cap ETF*	32,100	$871,810

1.69%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $800,093)		871,810

0.63%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	322,578	322,578

0.63%	TOTAL MONEY MARKET FUND
	(Cost: $322,578)		322,578

97.69%	TOTAL INVESTMENTS
	(Cost: $45,972,661)		50,361,489
2.31%	Other assets, net of liabilities		1,192,282
100.00%	NET ASSETS - 100.00%		$51,553,771

*Non-Income producing

**Effective 7 day yield as of October 31, 2021

SEMI-ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	20.03%
Industrial	15.00%
Consumer Discretionary	12.06%
Health Care	11.62%
Real Estate	7.36%
Information Technology	7.18%
Energy	6.74%
Materials	6.44%
Communication Services	4.99%
Consumer Staples	3.74%
Utilities	2.44%
Exchange Traded Funds:
Small Cap	0.22%
Money Market Fund	2.44%
Total Investments	100.26%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2021 (unaudited)

		Shares	Fair Value
97.60%	COMMON STOCKS

4.99%	COMMUNICATION SERVICES
	AMC Networks, Inc., Class A	26,100	$1,038,519
	Ameris Bancorp.	22,446	1,175,946
	Cars.com, Inc.*	70,000	911,400
	Sinclair Broadcast Group, Inc., Class A	40,676	1,062,864
	Tegna, Inc.	76,000	1,494,160
	Vonage Holdings Corp.*	111,696	1,800,539
	Ziff Davis, Inc.*	6,561	841,579
			8,325,007

12.06%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc.*	25,000	1,069,500
	Adtalem Global Education, Inc.*	34,000	1,255,620
	Asbury Automotive Group, Inc.*	8,345	1,633,200
	Dana, Inc.	47,533	1,054,757
	Everi Holdings, Inc.*	59,368	1,424,832
	Goodyear Tire and Rubber Co.*	63,807	1,219,990
	Group I Automotive, Inc.	9,237	1,660,813
	Installed Building Products, Inc.	10,535	1,338,472
	Malibu Boats, Inc. Class A*	16,015	1,130,819
	MarineMax, Inc.*	23,737	1,229,339
	Meritage Home Corp.*	12,859	1,397,902
	Patrick Industries, Inc.	16,228	1,264,323
	Rent-A-Center, Inc.	21,077	1,122,561
	Scientific Games Corp.*	24,925	1,995,246
	Taylor Morrison Home Corp.*	43,659	1,332,909
			20,130,283

3.74%	CONSUMER STAPLES
	Bellrings Brands, Inc.*	39,546	1,060,624
	Darling Ingredients, Inc.*	18,283	1,545,279
	SpartanNash Co.	37,500	867,750

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
	Sprouts Farmers Market, Inc.*	52,861	$1,170,342
	United Natural Foods, Inc.*	37,000	1,605,430
			6,249,425

6.74%	ENERGY
	Antero Resources Corp.*	103,589	2,058,313
	CNX Resources Corporation.*	93,883	1,371,631
	EQT Corp.*	72,203	1,437,562
	Northern Oil and Gas, Inc.	45,000	1,042,200
	PDC Energy, Inc.	26,500	1,386,215
	SM Energy Co.	64,076	2,199,088
	Whiting Petroleum Corp.*	27,000	1,758,510
			11,253,519

20.03%	FINANCIALS
	Arbor Realty Trust, Inc.	63,717	1,281,349
	Chimera Investment Corp.	93,774	1,463,812
	Cowen, Inc.	37,365	1,409,781
	Curo Group Holdings, Corp.	41,761	717,454
	Customers Bancorp, Inc.*	31,376	1,672,027
	Donnelly Financial Solutions, Inc.*	37,995	1,455,968
	Encore Capital Group, Inc.*	31,401	1,696,282
	Enova International, Inc.*	40,942	1,328,158
	Flagstar Bancorp, Inc.	29,565	1,395,172
	Hancock Whitney Corp.	32,976	1,631,652
	Hilltop Holdings, Inc.	37,793	1,339,384
	Merchants Bancorp	25,951	1,153,003
	Navient Corp.	73,103	1,440,129
	New Residential Investment Corp.	100,259	1,138,942
	PennyMac Financial Services, Inc.	23,586	1,463,747
	Piper Jaffray Cos.*	8,784	1,446,637
	PJT Partners, Inc.	15,796	1,291,955
	Preferred Bank/Los Angeles	19,508	1,337,664
	Premier Financial Corp.	41,535	1,324,136
	SLM Corp.	63,364	1,162,729

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
	Steward Information Services Corp.	17,286	$1,230,245
	Valley National Bancorp.	82,000	1,087,320
	Victory Capital Holdings, Inc.	36,769	1,393,545
	Virtus Investment Partners, Inc.	4,799	1,535,680
	WSFS Financial, Corp.	19,931	1,032,625
			33,429,396

11.62%	HEALTH CARE
	Allscripts Healthcare Solutons, Inc.*	78,400	1,080,352
	AMN Healthcare Services, Inc.*	9,783	965,582
	Collegium Pharmaceutical, Inc.*	40,300	791,089
	The Ensign Group, Inc.	13,320	1,039,093
	Fulgent Genetics, Inc.*	10,953	908,223
	Innoviva, Inc.*	74,591	1,301,613
	Ironwood Pharmaceuticals, Inc.*	103,044	1,315,872
	MEDNAX, Inc.*	40,443	1,101,263
	Medpace Holdings, Inc.*	6,702	1,518,338
	Owens & Minor, Inc.	26,731	959,108
	Patterson Companies, Inc.	30,753	961,339
	Premier, Inc. Class A	27,880	1,085,926
	Prestige Consumer Healthcare, Inc.*	18,815	1,128,712
	Supernus Pharmaceuticals, Inc.*	31,879	951,588
	Tenet Healthcare Corp.*	16,456	1,179,237
	Tivity Health, Inc.*	42,955	1,074,734
	United Therapeutics Corp.*	5,518	1,052,614
	Vanda Pharmaceuticals, Inc.*	56,811	972,604
			19,387,287

15.00%	INDUSTRIAL
	API Group Corp.*	46,772	1,018,694
	Atlas Air Worldwide Holdings*	18,101	1,468,353
	Avis Budget Group, Inc.	15,000	2,599,650
	Beacon Roofing Supply, Inc.*	26,146	1,382,339
	Builders FirstSource, Inc.*	28,357	1,652,362
	Cornerstone Building Brands, Inc.*	70,328	1,006,394

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
	EMCOR Group, Inc.*	10,375	$1,260,459
	GMS, Inc.*	29,974	1,484,612
	GrafTech International Ltd.	106,088	1,135,142
	Herc Holdings, Inc.	13,816	2,515,065
	Hillenbrand, Inc.	27,430	1,246,968
	Matson, Inc.	16,500	1,374,120
	REV Group, Inc.	74,615	1,127,433
	Schneider National, Inc.	47,348	1,180,859
	UFP Industries, Inc.	18,215	1,490,533
	Veritiv Corp.*	16,105	1,727,583
	Werner Enterprises, Inc.	30,028	1,360,869
			25,031,435

7.18%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.*	46,474	865,346
	Consensus Cloud Solutions*	2,187	138,503
	CSG Systems International, Inc.	19,604	981,180
	Diodes, Inc.*	11,358	1,091,390
	Ichor Holdings, Ltd.*	24,000	1,049,280
	Insight Enterprises, Inc.*	9,413	891,411
	Methode Electronics, Inc.	21,151	889,823
	Progress Software Corp.	20,000	1,028,200
	Rambus, Inc.*	34,182	795,415
	Sanmina Corp.*	29,009	1,095,090
	ScanSource, Inc.*	24,500	876,610
	Synaptics, Inc.*	5,580	1,085,701
	Ultra Clean Holdings, Inc.*	24,226	1,200,883
			11,988,832

6.44%	MATERIALS
	AdvanSix, Inc.*	24,861	1,208,245
	Alamos Gold, Inc.	147,000	1,093,680
	Boise Cascade Co.	21,501	1,217,387
	Cleanwater Paper Corp.*	38,432	1,607,611
	Element Solutions, Inc.	75,237	1,708,632

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
	Ingevity Corp.*	23,470	$1,828,548
	Koppers Holdings, Inc.*	34,801	1,221,167
	Ryerson Holding Corp.	33,038	870,882
			10,756,152

7.36%	REAL ESTATE
	Brandywine Realty Trust	110,691	1,466,656
	Corecivic, Inc.*	116,732	1,005,062
	National Storage Affliates	20,000	1,249,200
	Newmark Group Inc, Class A	118,979	1,770,408
	Office Properties Income Trust	53,143	1,361,524
	Paramount Group, Inc.	126,941	1,076,460
	Piedmont Office Realty	82,062	1,457,421
	Realogy Holdings Corp.*	94,182	1,631,232
	The Macerick Co.	70,254	1,270,895
			12,288,858

2.44%	UTILITIES
	Brookfield Infrastructure Corp.	19,179	1,163,015
	New Jersey Resources Corp.	42,000	1,588,020
	Otter Tail Corp.	21,376	1,325,526
			4,076,561

97.60%	TOTAL COMMON STOCKS
	(Cost: $131,182,802)		162,916,755

0.22%	EXCHANGE TRADED FUNDS

0.22%	SMALL CAP
	iShares Russell 2000 ETF	900	205,245
	iShares Russell 2000 Growth ETF	500	153,710
			358,955

0.22%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $212,820)		358,955

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
2.44%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional 0.01%**	4,077,225	$4,077,225

	TOTAL MONEY MARKET FUND
	(Cost: $4,077,225)		4,077,225

100.26%	TOTAL INVESTMENTS
	(Cost: $135,472,847)		167,352,935
-0.26%	Liabilities, in excess of other assets		(436,705)
100.00%	NET ASSETS		$166,916,230

*Non-income producing

**Effective 7 day yield as of October 31, 2021

SEMI-ANNUAL REPORT

Applied Finance Select Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	30.00%
Consumer Discretionary	16.15%
Financials	12.51%
Health Care	11.52%
Industrial	8.03%
Consumer Staples	7.71%
Energy	3.16%
Telecommunication Services	2.43%
Utilities	2.39%
Materials	2.38%
Real Estate	2.14%
Exchange Traded Funds:
Large Cap	0.38%
Money Market Fund	1.61%
Total Investments	100.41%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2021 (unaudited)

		Shares	Fair Value
98.42%	COMMON STOCKS

16.15%	CONSUMER DISCRETIONARY
	Aptiv PLC*	49,874	$8,622,716
	Darden Restaurants, Inc.	50,311	7,251,827
	LKQ Corp.*	156,725	8,632,413
	Lowe’s Cos., Inc.	35,090	8,204,744
	Target Corp.	33,715	8,753,088
	The Walt Disney Co.*	46,826	7,916,872
			49,381,660

7.71%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	20,947	4,541,519
	CVS Health Corp.	57,633	5,145,474
	Tyson Foods, Inc. - Class A	60,844	4,865,695
	Walgreens Boots Alliance, Inc.	90,023	4,232,881
	Walmart, Inc.	32,128	4,800,566
			23,586,135

3.16%	ENERGY
	Chevron Corp.	26,545	3,039,137
	ConocoPhillips	48,103	3,583,192
	Valero Energy Corp.	39,408	3,047,421
			9,669,750

12.51%	FINANCIALS
	The Allstate Corp.	41,452	5,126,369
	Ameriprise Financial, Inc.	18,614	5,623,848
	Bank of America Corp.	123,806	5,915,451
	Capital One Financial Corp.	36,989	5,586,449
	JPMorgan Chase & Co.	33,419	5,677,554
	MetLife, Inc.	80,100	5,030,280
	The Travelers Cos., Inc.	33,039	5,315,314
			38,275,265

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
11.52%	HEALTH CARE
	Danaher Corp.	17,103	$5,332,202
	McKesson Corp.	21,573	4,484,595
	Merck & Co., Inc.	60,352	5,313,994
	Pfizer, Inc.	109,109	4,772,428
	Regeneron Pharmaceuticals, Inc.*	8,500	5,439,490
	Stryker Corp.	16,454	4,377,916
	Thermo Fisher Scientific, Inc.	8,685	5,498,213
			35,218,838

8.03%	INDUSTRIAL
	Alaska Air Group, Inc.*	59,776	3,156,173
	Cummins, Inc.	17,088	4,098,386
	Quanta Services, Inc.	40,348	4,893,405
	Roper Technologies, Inc.	8,853	4,319,113
	Stanley Black & Decker, Inc.	19,218	3,454,051
	Union Pacific Corp.	19,228	4,641,639
			24,562,767

30.00%	INFORMATION TECHNOLOGY
	Alphabet, Inc. - Class A*	3,421	10,129,307
	Apple, Inc.	65,909	9,873,168
	Cisco Systems, Inc.	169,133	9,466,374
	Facebook, Inc. - Class A*	25,045	8,103,811
	Fiserv, Inc.*	86,593	8,528,545
	HP, Inc.	311,645	9,452,193
	Intel Corp.	179,807	8,810,543
	International Business Machines Corp.	64,776	8,103,478
	KLA Corp.	28,108	10,477,538
	Mastercard, Inc. - Class A	26,247	8,806,393
			91,751,350

2.38%	MATERIALS
	CF Industries Holdings, Inc.	66,970	3,803,896
	Ecolab, Inc.	15,628	3,472,854
			7,276,750

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2021 (unaudited)

		Shares	Fair Value
2.14%	REAL ESTATE
	Host Hotels & Resorts, Inc.*	388,413	$6,536,991

2.43%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.	140,410	7,440,326

2.39%	UTILITIES
	DTE Energy Co.	34,702	3,933,472
	Public Service Enterprise Group, Inc.	52,753	3,365,641
			7,299,113

98.42%	TOTAL COMMON STOCKS
	(Cost: $212,205,508)		300,998,945

0.38%	EXCHANGE TRADED FUNDS

0.38%	LARGE CAP
	iShares Russell 1000 Value ETF	7,000	1,151,780

0.38%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,032,032)		1,151,780

1.61%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.01%**	4,932,492	4,932,492
	(Cost: $4,932,492)

100.41%	TOTAL INVESTMENTS
	(Cost: $218,170,032)		$307,083,217
-0.41%	Liabilities, in excess of other assets		(1,247,744)
100.00%	NET ASSETS		$305,835,473

*Non-income producing

**Effective 7 day yield as of October 31, 2021

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

October 31, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Assets and Liabilities

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$50,361,489	$167,352,935	$307,083,217
Receivable for securities sold	1,167,160	—	—
Receivable for capital stock sold	2,589	134,801	78,173
Dividends and interest receivable	38,667	51,107	269,227
Tax reclaims receivable	35,717	—	—
Prepaid expenses	29,332	66,694	65,196
TOTAL ASSETS	51,634,954	167,605,537	307,495,813

LIABILITIES
Payable for securities purchased	—	497,002	1,303,034
Payable for capital stock redeemed	5,564	62,501	149,179
Accrued investment management fees	24,924	51,955	124,822
Accrued 12b-1 fees	3,383	14,376	5,477
Accrued administrative, accounting and transfer agent fees	8,024	8,844	19,932
Accrued professional fees	36,028	7,551	9,961
Other accrued expenses	3,260	47,078	47,935
TOTAL LIABILITIES	81,183	689,307	1,660,340
NET ASSETS	$51,553,771	$166,916,230	$305,835,473
Net Assets Consist of:
Paid-in-capital	$30,388,448	$132,627,845	$208,570,333
Distributable earnings (deficit)	21,165,323	34,288,385	97,265,140
Net Assets	$51,553,771	$166,916,230	$305,835,473

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$38,923,012	$98,808,638	$277,847,069
Investor Class	12,630,759	68,107,592	27,988,404
Total	$51,553,771	$166,916,230	$305,835,473
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	2,226,786	5,232,334	14,181,593
Investor Class	731,123	3,631,816	1,436,771
Total	2,957,909	8,864,150	15,618,364
Net Asset Value Per Share
Institutional Class	$17.48	$18.88	$19.59
Investor Class	17.28	18.75	19.48
Short-Term Redemption Fee Price Per Share(A)
Institutional Class	17.13	18.50	19.20
Investor Class	16.93	18.38	19.09

*Identified cost of	$45,972,661	$135,472,847	$218,170,032

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Operations

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends	$414,911	$818,568	$2,384,555
Interest	8	85	109
Total investment income	414,919	818,653	2,384,664
EXPENSES
Investment management fees (Note 2)	230,977	850,709	1,312,222
Rule 12b-1 and servicing fees (Note 2)
Investor Class	15,845	72,825	30,074
Recordkeeping and fund administrative services (Note 2)	14,301	35,862	68,278
Accounting fees (Note 2)	7,696	21,985	44,033
Custody fees	4,670	8,598	13,065
Transfer agent fees (Note 2)	21,150	24,028	29,741
Professional fees	15,857	16,519	26,351
Filing and registration fees	29,321	30,144	29,699
Trustees fees	1,695	3,823	11,077
Compliance fees	2,472	3,602	5,369
Shareholder services and reports	8,388	9,298	20,630
Shareholder servicing (Note 2)
Institutional Class	9,754	42,871	107,812
Investor Class	9,044	72,826	30,074
Insurance	1,992	2,418	4,139
Interest expense**	288	—	442
Other	8,710	10,361	13,543
Total expenses	382,160	1,205,869	1,746,549
Management fee waivers and reimbursed expenses (Note 2)	(122,218)	(513,668)	(622,514)
Net expenses	259,942	692,201	1,124,035
Net investment income (loss)	154,977	126,452	1,260,629
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	17,726,210	2,158,337	3,682,489
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(15,814,919)	10,285,929	9,860,096
Net realized and unrealized gain (loss) on investments	1,911,291	12,444,266	13,542,585
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,066,268	$12,570,718	$14,803,214

**Includes overdraft fees charged by custodian

Applied finance funds

For the Six Months Ended October 31, 2020 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance funds

Statements of Changes in Net Assets

Applied finance funds

	Applied Finance Core Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Six months ended October 31, 2021 (unaudited)		Year ended April 30, 2021		Six months ended October 31, 2021 (unaudited)		Year ended April 30, 2021		Six months ended October 31, 2021 (unaudited)		Year ended April 30, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$154,977		$283,970		$126,452		$30,384		$1,260,629		$1,847,609
Net realized gain (loss) on investments and foreign currency transactions	17,726,210		(1,340,043)		2,158,337		4,472,161		3,682,489		5,260,399
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(15,814,919)		20,258,867		10,285,929		19,853,409		9,860,096		80,149,323
Increase (decrease) in net assets from operations	2,066,268		19,202,794		12,570,718		24,355,954		14,803,214		87,257,331
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—		(3,212,491)		—		(99,768)		—		(2,509,832)
Investor Class	—		(1,137,061)		—		(17,112)		—		(166,352)
Decrease in net assets from distributions	—		(4,349,552)		—		(116,880)		—		(2,676,184)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	1,705,277		3,709,938		17,226,258		54,437,292		31,452,153		89,580,418
Investor Class	200,700		597,676		39,119,834		35,072,778		8,151,455		8,510,087
Shares received from merger
Institutional Class	—		3,029,609		—		—		—		—
Investor Class	—		2,879,176		—		—		—		—
Distributions reinvested
Institutional Class	—		3,043,768		—		64,823		—		1,419,126
Investor Class	—		1,104,146		—		15,094		—		116,775
Shares redeemed
Institutional Class	(3,897,810	)(A)	(9,547,542	)(A)	(5,857,778	)(A)	(5,472,410	)(A)	(19,911,330)		(43,496,986	)(A)
Investor Class	(806,330	)(B)	(4,766,990	)(B)	(15,903,853	)(B)	(5,447,083	)(B)	(2,409,765	)(B)	(2,507,441	)(B)
Increase (decrease) in net assets from capital stock transactions	(2,798,163)		49,781		34,584,461		78,670,494		17,282,513		53,621,979
NET ASSETS
Increase (decrease) during period	(731,895)		14,903,023		47,155,179		102,909,568		32,085,727		138,203,126
Beginning of period	52,285,666		37,382,643		119,761,051		16,851,483		273,749,746		135,546,620
End of period	$51,553,771		$52,285,666		$166,916,230		$119,761,051		$305,835,473		$273,749,746

*Includes undistributed net investment income (loss) of:
(A)Includes redemption fees of:	$1,415		$836		$8,915		$6,557		—		$27,735
(B)Includes redemption fees of:	$643		$5		$79,532		$15,177		$4,551		$2,424

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance CORE fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2021 (unaudited)		Years ended April 30,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$16.79		$11.99		$14.22		$17.77		$15.64		$13.20
Investment activities
Net investment income (loss)(1)	0.06		0.10		0.15		0.10		0.08		0.10
Net realized and unrealized gain (loss) on investments	0.63		6.11		(1.62)		0.22		2.60		3.25
Total from investment activities	0.69		6.21		(1.47)		0.32		2.68		3.35
Distributions
Net investment income	—		(0.13)		(0.02)		(0.09)		(0.08)		(0.13)
Net realized gain	—		(1.28)		(0.74)		(3.78)		(0.47)		(0.78)
Total distributions	—		(1.41)		(0.76)		(3.87)		(0.55)		(0.91)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	(A)	—		—
Net asset value, end of period	$17.48		$16.79		$11.99		$14.22		$17.77		$15.64
Total Return**	4.11%		53.94%		(11.38%)		5.15%		17.10%		25.87%
Ratios/Supplemental Data
Ratio to average net assets*
Expenses, gross	1.40	%(B)	1.52	%(B)	1.44	%(B)	1.30	%(B)	1.29	%(B)	1.40	%(B)
Expenses, net of management fee waivers and reimbursements	0.95	%(C)	0.95	%(C)	0.96	%(C)	0.97	%(C)	0.97	%(C)	1.03	%(C)
Net investment income (loss)	0.67%		0.70%		1.07%		0.61%		0.49%		0.70%
Portfolio turnover rate**	70.67%		14.95%		29.91%		50.69%		75.46%		70.65%
Net assets, end of period (000’s)	$38,923		$39,543		$28,082		$69,710		$76,749		$63,035

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A) Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.54%, 1.43%, 1.28%, 1.27%, 1.32% for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2021 through April 30, 2017, respectively.

*Ratio to average net assets have been annualized for periods less than one year.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

Applied finance CORE fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Core fund

Financial Highlights

	Investor Class Shares(2)
	Six months ended October 31, 2021 (unaudited)		Years ended April 30,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$16.61		$11.94		$14.17		$17.74		$15.63		$13.19
Investment activities
Net investment income (loss)(1)	0.04		0.06		0.12		0.06		0.04		0.06
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.63		6.06		(1.61)		0.21		2.59		3.25
Total from investment activities	0.67		6.12		(1.49)		0.27		2.63		3.31
Distributions
Net investment income	—		(0.17)		—		(0.07)		(0.05)		(0.09)
Net realized gain	—		(1.28)		(0.74)		(3.78)		(0.47)		(0.78)
Total distributions	—		(1.45)		(0.74)		(3.85)		(0.52)		(0.87)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	0.01		—		—
Net asset value, end of period	$17.28		$16.61		$11.94		$14.17		$17.74		$15.63
Total Return**	4.03%		53.41%		(11.54)%		4.89%		16.79%		25.53%
Ratios/Supplemental Data
Ratio to average net assets*
Expenses, gross	1.75	%(B)	1.88	%(B)	1.79	%(B)	1.63	%(B)	1.55	%(B)	1.58	%(B)
Expenses, net of management fee waivers and reimbursements	1.20	%(C)	1.20	%(C)	1.21	%(C)	1.21	%(C)	1.22	%(C)	1.28	%(C)
Net investment income (loss)	0.41%		0.45%		0.85%		0.27%		0.24%		0.45%
Portfolio turnover rate**	70.67%		14.95%		29.91%		42.66%		75.46%		70.65%
Net assets, end of period(000’s)	$12,631		$12,742		$9,301		$15,488		$99,497		$56,511

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Investor Class shares were previously Retail Class shares. Effective September 15, 2017, the Retail Class shares were reorganized into Investor Class shares.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.90%, 1.78%, 1.61%, 1.53%, 1.50% for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2021 through April 30, 2017, respectively.

*Ratio to average net assets have been annualized for periods less than one year.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

Applied finance Core fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance EXPLORER fund

Financial Highlights

	Institutional Class Shares
	Six months ended October 31, 2021 (unaudited)		Years ended April 30,

			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.31		$9.09		$10.89		$11.94		$10.71		$8.96
Investment activities
Net investment income (loss)(1)	0.02		0.02		0.09		0.06		—	(2)	—	(2)
Net realized and unrealized gain (loss) on investments	1.55		8.26		(1.81)		(0.11)		1.46		1.75
Total from investment activities	1.57		8.28		(1.72)		(0.05)		1.46		1.75
Distributions
Net investment income	—		(0.06)		(0.09)		(0.02)		—		—
Net realized gain	—		—		—		(0.98)		(0.23)		—
Total distributions	—		(0.06)		(0.09)		(1.00)		(0.23)		—
Paid-in capital from redemption fees	—	(2)	—	(2)	0.01		—	(2)	—		—
Net asset value, end of period	$18.88		$17.31		$9.09		$10.89		$11.94		$10.71
Total Return**	9.07%		91.26%		(15.88)%		0.68%		13.67%		19.53%
Ratios/Supplemental Data
Ratio to average net assets*
Expenses, gross	1.46	%(A)	1.61	%(A)	1.90	%(A)	1.82	%(A)	1.97	%(A)	2.71	%(A)
Expenses, net of management fee waivers and reimbursements	0.83	%(B)	0.86	%(B)	0.83	%(B)	0.83	%(B)	0.94	%(B)	1.23	%(B)
Net investment income (loss)	0.27%		0.15%		0.82%		0.51%		0.04%		(0.05%)
Portfolio turnover rate**	20.16%		42.02%		228.89%		107.77%		82.63%		73.93%
Net assets, end of period (000’s)	$98,809		$79,647		$13,360		$18,151		$13,883		$9,172

*Ratio to average net assets have been annualized for periods less than one year.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58%, 1.90%, 1.82%, 1.97%, 2.62%, 2.63% for the years ended April 30, 2021 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83%, 0.82%, 0.83%, 0.94%, 1.14%, 1.14% for the years ended April 30, 2021 through April 30, 2017, respectively.

Applied finance EXPLORER fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Explorer fund

Financial Highlights

	Investor Class Shares
	Six months ended October 31, 2021 (unaudited)		Years ended April 30,

			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.19		$9.02		$10.80		$11.86		$10.67		$8.95
Investment activities
Net investment income (loss)(1)	—	(C)	(0.02)		0.07		0.03		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	1.54		8.19		(1.80)		(0.11)		1.45		1.75
Total from investment activities	1.54		8.17		(1.73)		(0.08)		1.42		1.72
Distributions
Net investment income	—		(0.02)		—		—		—		—
Net realized gain	—		—		(0.05)		(0.98)		(0.23)		—
Total distributions	—		(0.02)		(0.05)		(0.98)		(0.23)		—
Paid-in capital from redemption fees	0.02		0.02		—	(C)	—	(C)	—		—
Net asset value, end of period	$18.75		$17.19		$9.02		$10.80		$11.86		$10.67
Total Return*	9.08%		90.87%		(16.10)%		0.38%		13.34%		19.22%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.87	%(A)	1.96	%(A)	2.34	%(A)	2.23	%(A)	2.42	%(A)	2.96	%(A)
Expenses, net of management fee waivers and reimbursements	1.08	%(B)	1.11	%(B)	1.08	%(B)	1.08	%(B)	1.22	%(B)	1.48	%(B)
Net investment income (loss)	0.02%		(0.13%)		0.64%		0.24%		(0.24%)		(0.30%)
Portfolio turnover rate*	20.16%		42.02%		228.89%		107.77%		82.63%		73.93%
Net assets, end of period (000’s)	$68,108		$40,114		$3,491		$2,682		$2,314		$2,703

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93%, 2.34%, 2.23%, 2.42%, 2.87%, 2.88% for the years ended April 30, 2021 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.08%, 1.22%, 1.39%, 1.39% for the years ended April 30, 2021 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance SELECT fund

Financial Highlights

Institutional Class Shares
Six months ended October 31, 2021 (unaudited)	Years ended April 30,	Period February 3, 2017* to April 30, 2017

2021	2020	2019	2018
Net asset value, beginning of period	$18.62	$12.11	$12.77	$11.76	$10.30	$10.02
Investment activities
Net investment income (loss)(1)	0.09	0.15	0.16	0.14	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.88	6.56	(0.70)	1.01	1.62	0.27
Total from investment activities	0.97	6.71	(0.54)	1.15	1.72	0.28
Distributions
Net investment income	—	(0.14)	(0.12)	(0.06)	(0.07)	—
Net realized gain	—	(0.06)	—	(A)	(0.08)	(0.19)	—
Total distributions	—	(0.20)	(0.12)	(0.14)	(0.26)	—
Paid-in capital from redemption fees	—	—	(A)	—	(A)	—	(A)	—	—
Net asset value, end of period	$19.59	$18.62	$12.11	$12.77	$11.76	$10.30
Total Return**	5.21%	55.70%	(4.34%)	10.02%	16.66%	2.79%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.16%	1.23%	1.27%	1.31%	1.67%	3.31%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.76%	0.95%
Net investment income (loss)	0.89%	0.97%	1.27%	1.14%	0.82%	0.56%
Portfolio turnover rate**	5.90%	13.89%	9.66%	42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$277,847	$252,690	$126,669	$73,018	$30,752	$489

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance SELECT fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance Select fund

Financial Highlights

Investor Class Shares
Six months ended October 31, 2021 (unaudited)	Years ended April 30,	Period February 1, 2017* to April 30, 2017

2021	2020	2019	2018
Net asset value, beginning of period	$18.54	$12.07	$12.73	$11.75	$10.30	$10.00
Investment activities
Net investment income (loss)(1)	0.06	0.11	0.13	0.10	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.88	6.53	(0.70)	1.01	1.60	0.29
Total from investment activities	0.94	6.64	(0.57)	1.11	1.68	0.30
Distributions
Net investment income	—	(0.11)	(0.09)	(0.06)	(0.04)	—
Net realized gain	—	(0.06)	—	(A)	(0.08)	(0.19)	—
Total distributions	—	(0.17)	(0.09)	(0.14)	(0.23)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	0.01	—	—
Net asset value, end of period	$19.48	$18.54	$12.07	$12.73	$11.75	$10.30
Total Return**	5.07%	55.30%	(4.54%)	9.80%	16.36%	3.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.58%	1.57%	1.66%	1.72%	2.30%	3.56%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.07%	1.20%
Net investment income (loss)	0.61%	0.71%	1.03%	0.86%	0.71%	0.31%
Portfolio turnover rate**	5.90%	13.89%	9.66%	42.05%	211.64%	131.67%
Net assets, end of period (000’s)	$27,988	$21,060	$8,877	$6,030	$4,302	$3,067

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

Applied finance Select fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial StatementsOctober 31, 2021 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund (“Core Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Core Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Recent Accounting Pronouncements and Regulatory updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds are required to comply with Rule 18f-4 by August 19, 2022. The impact, if any, that Rule 18f-4 will have on the availability, liquidity, and performance of derivatives is unclear. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance, and increase costs related to the Fund’s use of derivatives.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Funds must comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$49,167,101	$—	$—	$49,167,101
Exchange Traded Funds	871,810	—	—	871,810
Money Market Fund	322,578	—	—	322,578
	$50,361,489	$—	$—	$50,361,489

Explorer Fund
Common Stocks	$162,916,755	$—	$—	$162,916,755
Exchange Traded Funds	358,955	—	—	358,955
Money Market Fund	4,077,225	—	—	4,077,225
	$167,352,935	$—	$—	$167,352,935

Select Fund
Common Stocks	$300,998,945	$—	$—	$300,998,945
Exchange Traded Funds	1,151,780	—	—	1,151,780
Money Market Fund	4,932,492	—	—	4,932,492
	$307,083,217	$—	$—	$307,083,217

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2019-2021) for Core Fund and Explorer Fund, and since inception for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2022 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2021, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Core Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Core Fund held no derivatives during the six months ended October 31, 2021.

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

The Advisor earned and waived fees, and reimbursed expenses for the six months ended October 31, 2021 for the Funds as follows:

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$230,977	$122,218	$—
Explorer	1.14%	850,709	513,668	—
Select	0.90%	1,312,222	622,514	—

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2022 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of October 31, 2021, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2022	2023	2024	2025	Total
Core	$452,898	$308,634	$265,422	$122,218	$1,149,172
Explorer	187,498	208,540	333,261	513,668	1,242,967
Select	345,316	607,307	951,652	622,514	2,526,789

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended October 31, 2021, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$15,845 9,044 9,754
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	72,825 72,826 42,871
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	30,074 30,074 107,812

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2021, the following fees were paid by the Funds to CFS:

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

Fund	Administration	Transfer Agent	Accounting
Core	$13,442	$18,569	$6,651
Explorer	33,335	18,304	19,173
Select	63,364	17,594	38,278

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2021 were as follows:

Fund	Purchases	Sales
Core	$35,640,296	$39,332,038
Explorer	61,128,615	29,287,475
Select	34,692,249	16,893,714

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

The tax character of distributions paid during the six months ended October 31, 2021 and for the year ended April 30, 2021 were as follows:

Core Fund
	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$—	$427,880
Accumulated net realized gain on investments	—	3,921,672
	$—	$4,349,552

Explorer Fund
	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$—	$116,880
Accumulated net realized gain on investments	—	—
	$—	$116,880

Select Fund
	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$—	$1,800,255
Accumulated net realized gain on investments	—	875,929
	$—	$2,676,184

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Explorer Fund	Select Fund
Undistributed net investment income (loss)	$284,069	$88,242	$2,309,986
Undistributed long-term capital gain on investments	—	84,912	1,197,258
Accumulated net realized gain (loss) on investments	(1,367,706)	—	—
Net unrealized appreciation (depreciation) of investments and foreign currency	20,182,692	21,544,513	78,954,680
	$19,099,055	$21,717,667	$82,461,924

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

As of April 30, 2021, the Core Fund had a capital loss carryforward of $1,367,706 of which $331,442 is considered short term and $1,036,264 is considered long term and can be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$45,972,661	$4,992,310	$(603,482)	$4,388,828
Explorer	135,472,847	34,459,370	(2,579,282)	31,880,088
Select	218,170,032	92,168,465	(3,255,280)	88,913,185

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Six months ended October 31, 2021 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	100,710	11,983
Shares reinvested	—	—
Shares redeemed	(229,724)	(48,017)
Net increase (decrease)	(129,014)	(36,034)

Core Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	254,509	42,933
Shares received from merger	217,644	208,033
Shares reinvested	213,748	78,308
Shares redeemed	(671,643)	(341,330)
Net increase (decrease)	14,258	(12,056)

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

Explorer Fund
	Six months ended October 31, 2021 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	957,540	2,205,067
Shares reinvested	—	—
Shares redeemed	(325,479)	(906,618)
Net increase (decrease)	632,061	1,298,449

Explorer Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	3,544,206	2,292,498
Shares reinvested	4,637	1,087
Shares redeemed	(418,103)	(347,242)
Net increase (decrease)	3,130,740	1,946,343

Select Fund
	Six months ended October 31, 2021 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	2,168,784	442,161
Shares reinvested	—	—
Shares redeemed	(1,555,164)	(141,477)
Net increase (decrease)	613,620	300,684

Select Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	5,817,748	554,880
Shares reinvested	89,705	7,410
Shares redeemed	(2,797,763)	(161,928)
Net increase (decrease)	3,109,690	400,362

SEMI-ANNUAL REPORT

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2021 (unaudited)

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2021, 18.94%, and 16.04% of the value of the net assets of the Core Fund were invested in securities within the Financials and Health Care sectors, respectively, 20.03% and 15.00% of the value of the net assets of the Explorer Fund were invested in securities within the Financials, and Industrial sectors, respectively, and 30.00% and 16.15% of the value of the net assets of the Select Fund were invested in securities within the Information Technology, and Consumer Discretionary sectors, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Effective December 1, 2021 the Fund’s principal underwriter is Foreside Fund Services, LLC.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

SEMI-ANNUAL REPORT

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2021 and held for the six months ended October 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Applied finance funds

Fund Expenses (unaudited)

SEMI-ANNUAL REPORT

	Beginning Account Value 5/1/21	Ending Account Value 10/31/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 10/31/21
Core Fund
Institutional Class Actual	$1,000.00	$1,041.10	0.95%	$4.89
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$1,040.34	1.20%	$6.17
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
Explorer Fund
Institutional Class Actual	$1,000.00	$1,090.70	0.83%	$4.37
Institutional Class Hypothetical**	$1,000.00	$1,020.85	0.83%	$4.23
Investor Class Actual	$1,000.00	$1,090.75	1.08%	$5.69
Investor Class Hypothetical**	$1,000.00	$1,019.60	1.08%	$5.50
Select Fund
Institutional Class Actual	$1,000.00	$1,052.09	0.75%	$3.88
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.82
Investor Class Actual	$1,000.00	$1,050.70	1.00%	$5.17
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.09

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

Applied finance funds

Fund Expenses (unaudited) - continued

SEMI-ANNUAL REPORT

The Funds’ prospectus contains important information about each Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by Foreside Fund Services, LLC., Portland, ME.

Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Stated performance in the Funds was achieved at some or all points during the period by the Advisor, the investment advisor to the Funds. The Adviser waived or reimbursed part of each Fund’s total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, each Fund’s performance would have been lower.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2021 and are subject to change at any time.

Applied finance funds

Important Disclosure Statements

SEMI-ANNUAL REPORT

applied finance funds

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 4, 2022

* Print the name and title of each signing officer under his or her signature.